Net income per share	6 Months Ended
Jun. 30, 2026
Net income per share [Abstract]
Net income per share

Note 9. Net income per share

The following table sets forth the computation of basic earnings and losses per share:

	Six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Basic earnings per share:
Numerator:
Net income	$17,309	$36,876
Basic net income attributable to Restricted Sponsor shares and Restricted Share awards	178	228
Basic net income attributable to Ordinary Shareholders	17,131	36,648

Denominator:
Weighted average number of Ordinary Shares used in computing basic net income per share	247,047,007	238,811,210
Basic net income per share of Ordinary Shareholders	$0.07	$0.15

Diluted earnings per share:
Numerator:
Basic net income attributable to Ordinary Shareholders	17,131	36,648
Reallocation of net income attributable to Restricted Sponsor shares and Restricted Share awards	4	—
Diluted net income attributable to Ordinary Shareholders	17,135	36,648

Denominator:
Weighted average number of shares used in basic computation	247,047,007	238,811,210
Weighted-average effect of dilutive securities:
Employee share options and RSU’s	5,389,232	10,599,147
Weighted average number of Ordinary shares used in computing diluted net income per share	252,436,239	249,410,357
Diluted net income per share of Ordinary Shareholders	$0.07	$0.15

The potentially dilutive Ordinary shares underlying options to purchase ordinary Shares, RSU’s and PSU’s that were excluded from the computation amounted to 9,056,648 and 1,639,060 for the six months ended June 30, 2026 and 2025, respectively.